PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED) - PARENT COMPANY BALANCE SHEETS - Parenthetical (Details) - $ / shares	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	9,950,000,000	9,950,000,000		9,950,000,000
Ordinary shares, issued	246,736,533	247,311,533		247,311,533
Ordinary shares, outstanding	246,736,533	247,311,533		247,311,533
Parent company | Reportable legal entities
PARENT COMPANY BALANCE SHEETS
Ordinary shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	9,950,000,000	9,950,000,000		9,950,000,000
Ordinary shares, issued	246,736,533	247,311,533		247,311,533
Ordinary shares, outstanding	246,736,533	247,311,533		247,311,533
Series A and Series A-1 redeemable convertible preferred shares
PARENT COMPANY BALANCE SHEETS
Redeemable convertible preferred shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Redeemable convertible preferred shares, shares authorized	50,000,000	50,000,000		50,000,000
Temporary equity, shares issued	21,548,589	21,548,589		21,548,589
Temporary equity, shares outstanding	21,548,589	21,548,589		21,548,589
Series A and Series A-1 redeemable convertible preferred shares | Parent company | Reportable legal entities
PARENT COMPANY BALANCE SHEETS
Redeemable convertible preferred shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Redeemable convertible preferred shares, shares authorized	50,000,000	50,000,000		50,000,000
Temporary equity, shares issued	21,548,589	21,548,589		21,548,589
Temporary equity, shares outstanding	21,548,589	21,548,589		21,548,589
Series B redeemable convertible preferred shares
PARENT COMPANY BALANCE SHEETS
Redeemable convertible preferred shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Redeemable convertible preferred shares, shares authorized	100,000,000	100,000,000		100,000,000
Temporary equity, shares issued	65,414,858	65,414,858		65,414,858
Temporary equity, shares outstanding	65,414,858	65,414,858	65,414,858	65,414,858
Series B redeemable convertible preferred shares | Parent company | Reportable legal entities
PARENT COMPANY BALANCE SHEETS
Redeemable convertible preferred shares, par value	$ 0.000005	$ 0.000005		$ 0.000005
Redeemable convertible preferred shares, shares authorized	100,000,000	100,000,000		100,000,000
Temporary equity, shares issued	65,414,858	65,414,858		65,414,858
Temporary equity, shares outstanding	65,414,858	65,414,858		65,414,858